UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street. 12th Floor
         New York, NY  10018

13F File Number:  028-13493

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

 /s/ Andrew Marra     New York, NY     November 11, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $369,594 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D A M INC                    COM              00088U108       63    10000 SH       SOLE                    10000        0        0
CHEVRON CORP NEW               COM              166764100      438     5408 SH       SOLE                     5408        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604    16323   631900 SH       SOLE                   631900        0        0
ISHARES INC                    MSCI BRAZIL      464286400      966  1150000 SH  PUT  SOLE                  1150000        0        0
ISHARES TR                     S&P 100 IDX FD   464287101     1622    31500 SH       SOLE                    31500        0        0
ISHARES TR                     DJ SEL DIV INX   464287168    61716  1317600 SH       SOLE                  1317600        0        0
ISHARES TR                     DJ US REAL EST   464287739     2005  1120000 SH  PUT  SOLE                  1120000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     3530  1000000 SH  CALL SOLE                        0        0        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509    11337  1025056 SH       SOLE                  1025056        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104       48  1200000 SH  PUT  SOLE                  1200000        0        0
SCIENTIFIC LEARNING CORP       COM              808760102      346    73800 SH       SOLE                    73800        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886   147612  4704000 SH       SOLE                  4704000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1697    13265 SH       SOLE                    13265        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    57398  5435000 SH  CALL SOLE                        0        0        0
SPDR SERIES TRUST              KBW REGN BK ETF  78464A698     2370  1500000 SH  PUT  SOLE                  1500000        0        0
SPDR SERIES TRUST              S&P DIVID ETF    78464A763    62123  1238000 SH       SOLE                  1238000        0        0